Investment Objectives and Goals	Apr. 24, 2026
T. Rowe Price All-Cap Opportunities Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.
T. Rowe Price Blue Chip Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide long-term capital growth.
Objective, Secondary [Text Block]	Income is a secondary objective.
T. Rowe Price Equity Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
T. Rowe Price Health Sciences Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
T. Rowe Price Mid-Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.
T. Rowe Price Moderate Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income.